ProShares MSCI EAFE Dividend Growers Average Annual Total Returns		12 Months Ended		60 Months Ended		112 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [2]	Dec. 31, 2024
MSCI EAFE Dividend Masters Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(1.01%)		0.96%			2.86%
MSCI EAFE Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	[1],[2]	4.72%	[1],[2]	5.65%	5.19% [1]
None
Prospectus [Line Items]
Average Annual Return, Percent		(1.42%)		0.52%			2.38%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.95%)		0.03%			1.89%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.33%)		0.44%			1.88%

[1]	Reflects no deduction for fees, expenses or taxes. Returns are net returns that are adjusted to reflect the reduction of any withholding taxes and the reinvestment of dividends paid by companies in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.